Thrivent Money Market Fund Expense Example - Thrivent Money Market Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 33
Expense Example, with Redemption, 3 Years	112
Expense Example, with Redemption, 5 Years	198
Expense Example, with Redemption, 10 Years	452
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	180
Expense Example, with Redemption, 10 Years	$ 406